Share-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation (Details) [Line Items]
Options outstanding	$ 113.8
Options exercisable	62.8
Intrinsic value of options exercised	18.4	$ 0.1
Share-based compensation expense	0.3	$ 0.1
Unrecognized compensation cost related to share-based payments	$ 0.4
Weighted-average period	7 years 36 days	7 years 73 days
Shares granted (in Shares)	2,797,828	3,213,131
2016 Equity Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Weighted-average period	2 years 219 days
2020 Equity Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Shares granted (in Shares)	12,937,713
Minimum [Member]
Share-based Compensation (Details) [Line Items]
Employee and nonemployee stock options vesting	4 years
Maximum [Member]
Share-based Compensation (Details) [Line Items]
Employee and nonemployee stock options vesting	10 years